Investment in Associates - Additional Information (Details) shares in Millions					2 Months Ended		8 Months Ended	12 Months Ended
	Aug. 17, 2017 USD ($) shares	Apr. 20, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Jul. 11, 2016	Apr. 20, 2017 USD ($)	Feb. 21, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / pure	Dec. 31, 2017 USD ($) $ / pure Ounce	Dec. 31, 2016 USD ($) Ounce	Jul. 12, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates							$ 55,017,000	$ 55,017,000	$ 49,734,000
Proceeds from issuing Maverix shares								2,606,000	2,399,000
Deferred revenue							(12,000,000)	(12,000,000)	(11,600,000)
Income (loss) in associate								(2,052,000)	(7,946,000)
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates							53,567,000	53,567,000	48,284,000		$ 29,371,000
Warrant liability, representing in-substance ownership							$ (14,300,000)	(14,300,000)	(13,800,000)
Proportion of ownership interest in Maverix (percent)				54.00%	41.00%	43.00%
Adjustments for decrease (increase) in inventories, fully diluted							40.00%
Stock issued in acquisition of royalty | shares		3.8	8.5
Cash paid in acquisition of royalties			$ 5,000,000
Deferred revenue		$ (200,000)	$ (400,000)		$ (200,000)	$ (400,000)				$ (100,000)
Revenue from gold deliveries from La Colorada								$ 300,000	$ 200,000
Gold delivered from La Colorada (ounces) | Ounce								2,347	604
Dilution gains from Auramet and Silvertip								$ 2,273,000	$ 10,979,000
Income (loss) in associate								221,000	3,033,000
Other [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates							$ 1,450,000	$ 1,450,000	$ 1,450,000
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)								100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)							650	650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)								5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)							450	450
CEF Senior Secured Loan Facility [Member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Senior secured loan facility from CEF to Maverix, maximum borrowing capacity	$ 20,000,000.0
Ordinary shares [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares of Maverix common stock issued (shares) | shares	2.3
Proceeds from issuing Maverix shares	$ 2,500,000
Ordinary shares [member] | CEF Limited [Member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares of Maverix common stock issued (shares) | shares	5.9
Proceeds from issuing Maverix shares	$ 5,300,000